Statements of Assets and Liabilities (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments [Abstract]
Investment in SOL, cost	$ 25,813,883	$ 25,926,578	$ 24,851,358
Investment staked at cryptocurrency	$ 29,309,061	$ 38,824,984	$ 19,644,274
Shares, par value	$ 0	$ 0	$ 0
Shares authorized	Unlimited	Unlimited	Unlimited